Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2021	2020
	(U.S. $ in thousands)
Machinery and equipment	$157,692	$147,531
Buildings and improvements	178,025	172,868
Computer equipment and software	51,311	49,233
Office equipment, furniture and fixtures	14,723	13,966
Land	19,079	19,302
	420,830	402,900
Accumulated depreciation	(219,357)	(202,556)
	201,473	200,344
Construction work in progress	1,822	888
	$203,295	$201,232